Segment and Geographic Data Segment and Geographic Data - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details) (USD $)
In Millions, unless otherwise specified
	3 Months Ended																12 Months Ended
	Sep. 27, 2013		Jun. 28, 2013		Mar. 29, 2013		Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011		Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Segment Reporting Information [Line Items]
Net sales	$ 2,560	[1]	$ 2,578	[2]	$ 2,530	[3]	$ 2,567	[4]	$ 2,499	[5]	$ 2,506	[6]	$ 2,438	[7]	$ 2,408	[8]	$ 10,235		$ 9,851		$ 9,607
Long-lived assets	2,123	[9]							2,976	[9]							2,123	[9]	2,976	[9]	2,809	[9]
United States
Segment Reporting Information [Line Items]
Net sales																	5,103		4,929		4,754
Long-lived assets	1,370	[9]							2,173	[9]							1,370	[9]	2,173	[9]	2,093	[9]
Non-U.S. Developed Markets
Segment Reporting Information [Line Items]
Net sales																	3,649	[10]	3,640	[10]	3,697	[10]
Long-lived assets	391	[10],[9]							502	[10],[9]							391	[10],[9]	502	[10],[9]	511	[10],[9]
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	65								108								65		108		115
Emerging Markets
Segment Reporting Information [Line Items]
Net sales																	1,483	[11]	1,282	[11]	1,156	[11]
Long-lived assets	$ 362	[11],[9]							$ 301	[11],[9]							$ 362	[11],[9]	$ 301	[11],[9]	$ 205	[11],[9]
Geographic Concentration Risk
Segment Reporting Information [Line Items]
Japan, percentage of total net sales																	10.00%		11.00%		10.00%

[1]	Gross profit includes $2 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $34 million of restructuring charges, $21 million of charges resulting from entering into license and distribution agreements, a $20 million loss on the retirement of debt incurred in connection with the early termination of a capital lease, a $12 million net gain on investments and $1 million of acquisition-related costs resulting from an adjustment to contingent consideration associated with acquisitions.
[2]	Net sales exclude $556 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $9 million of restructuring charges, $2 million of acquisition-related costs resulting from an adjustment to contingent consideration and a $10 million gain associated with the Company’s acquisition of CVI.
[3]	Net sales exclude $573 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $54 million of restructuring charges, $6 million of income resulting from an adjustment to contingent consideration and an $8 million gain associated with the Company’s acquisition of CVI.
[4]	Net sales exclude $489 million of net sales related to discontinued operations. Income from continuing operations includes $8 million of restructuring charges.
[5]	Net sales exclude $502 million of net sales related to discontinued operations. Gross profit includes $15 million of inventory impairment charges resulting from a product discontinuance and a $12 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of businesses. In addition, income from continuing operations includes $36 million of restructuring charges, a $3 million capital equipment impairment resulting from a product discontinuance, $2 million of legal charges related to the Company’s indemnification obligations of certain claims pertaining to known pending and estimated future pelvic mesh products liability claims and $2 million of transaction costs related to acquisitions.
[6]	Net sales exclude $501 million of net sales related to discontinued operations. Gross profit includes $2 million of restructuring-related accelerated depreciation expense and a $3 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of businesses. In addition, income from continuing operations includes $21 million of restructuring charges, $16 million of transaction costs related to acquisitions, a $9 million loss on the early retirement of debt and a $6 million gain associated with the Company’s acquisition of superDimension.
[7]	Net sales exclude $508 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense and a $2 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of a business. In addition, income from continuing operations includes $15 million of restructuring charges and $14 million of transaction costs related to acquisitions and licensing agreements.
[8]	Net sales exclude $490 million of net sales related to discontinued operations. Gross profit includes $2 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $47 million of legal charges related to the Company’s indemnification obligations of certain claims pertaining to known pending and estimated future pelvic mesh products liability claims and $10 million of restructuring charges.
[9]	Long-lived assets are comprised of property, plant and equipment and demonstration equipment.
[10]	Non-U.S. Developed Markets includes Western Europe, Japan, Canada, Australia and New Zealand. Sales to Japan represented 10%, 11% and 10% of total net sales in fiscal 2013, 2012 and 2011, respectively. Sales to Ireland were insignificant.
[11]	Emerging Markets includes Eastern Europe, Middle East, Africa, Asia (excluding Japan) and Latin America.